CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Current Assets
Cash & cash equivalents	$ 475,135	$ 18,346
Restricted cash	$ 10,000
Note receivable, net of allowance for uncollectable accounts of $52,347 and $58,347, respectively
Accounts receivable	$ 6,300	$ 6,300
Prepaid expenses and other current assets	188,233	108,542
Total current assets	679,668	133,188
Property and equipment, net	83,511	9,615
Total assets	763,179	142,803
Current liabilities
Accounts payable	842,786	882,674
Accrued compensation and related expenses	414,898	381,873
Other liabilities	89,733	88,354
Notes payable and accrued interest, net of discount of $48,385 and $37,908, respectively	464,479	135,844
Total current liabilities	$ 1,811,896	$ 1,488,745
Commitments and contingencies (see note 13)
Stockholders' deficit
Preferred stock $0.001par value: 5,000,000 shares authorized Series B convertible: 2,000,000 shares designated 1,314,988 and 286,700 shares issued and outstanding, respectively	$ 1,315	$ 287
Common stock $0.001 par value, 1,800,000,000 shares authorized 966,107,350 and 766,991,327 shares issued and outstanding, respectively	966,107	766,991
Additional paid-in-capital	60,351,492	56,422,602
Accumulated deficit	(62,367,631)	(58,535,822)
Total stockholders' deficit	(1,048,717)	(1,345,942)
Total liabilities and stockholders' deficit	763,179	142,803
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Stockholders' deficit
Preferred stock $0.001par value: 5,000,000 shares authorized Series B convertible: 2,000,000 shares designated 1,314,988 and 286,700 shares issued and outstanding, respectively	$ 1,315	$ 287